July 1, 1998




VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549


ATTN.:		Office of Filings, Information and Consumer Services


RE:		Managed High Income Portfolio Inc. (the Fund)
		File Nos. 33-56408 and 811-7396

Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information of the Fund do not differ from those contained in Post-Effective Amendment No. 4 (the Amendment) to the Funds Registration Statement on Form N-2. This Amendment was filed electronically on June 18, 1998, as Accession Number: 0000091155-98-000407 and became effective on June 26, 1998.

	Please return an electronic transmittal as evidence of your receipt of this filing.

							Very truly yours,

							Managed High Income Portfolio Inc.



							/s/ Robert Nelson
							Robert Nelson
							Assistant Secretary



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